Note 11 - Derivatives and Fair Value Disclosures (Details) - Effect of Derivative Instruments on the Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Reclassification from OCI	$ 67,849	$ 54,340	$ 527,627
Total loss on derivatives	(27,470)	(1,086,258)	(2,931,404)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Reclassification from OCI	67,849	54,340	(527,627)
Interest Rate Swap — Change in Fair Value	2,716,274	3,452,556	2,200,415
Interest Rate Swap — Realized loss	(2,811,593)	(4,593,154)	(5,497,478)
Other Comprehensive Income (Loss) [Member] | Foreign Exchange Future [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Contract — Change in Fair Value			(5,407,633)
Foreign Currency Contract — Realized gain			$ 6,300,919